Trade payables and other current liabilities	12 Months Ended
Mar. 31, 2018
Trade and other current payables [abstract]
Trade payables and other current liabilities
20.	Trade payables and other current liabilities

Trade payables and other current liabilities comprise the following:

	March 31, 2018	March 31, 2017

Trade payables (A)	$11,741,143	$13,004,865

Other current liabilities
Statutory dues	431,446	547,852
Advance received from customers	424,991	507,557
Other liabilities	14,722	46,335
Total other current liabilities (B)	$871,159	$1,101,744

Total (A) + (B)	$12,612,302	$14,106,609